Voya Index Solution 2040 Portfolio Annual Fund Operating Expenses - Class ADV I S S2 Shares [Member] - Voya Index Solution 2040 Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.97%	[1]
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	0.74%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.47%	[1]
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	0.24%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.72%	[1]
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	0.49%
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.87%	[1]
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	0.64%

[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio’s Board of Directors (the “Board”). In addition and after application of the foregoing waivers and expense limitations, the Investment Adviser has undertaken through May 1, 2026 to waive the management fee and reimburse certain ordinary operating expenses proportionally allocated ratably across all classes in an additional amount, if any, to align the amount of the Investment Adviser’s waiver and expense reimbursement with the amount waived and reimbursed in respect of an expense limitation arrangement, which cannot be terminated or modified without approval from the Board, applicable to a share class not offered in this Summary Prospectus.